Note O - Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Fair Value Disclosures [Text Block]
Note
O
- Fair Value of Financial Instruments

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  There are three
levels of inputs that
may
be used to measure fair values:

Level
1:
Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level
2:
Significant other observable inputs other than Level
1
prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level
3:
Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The following is a description of the Company’s valuation methodologies used to measure and disclose the fair values of its financial assets and liabilities on a recurring or nonrecurring basis:

Securities:
The fair values for securities are determined by quoted market prices, if available (Level
1).
For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level
2).
For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level
3).
During times when trading is more liquid, broker quotes are used (if available) to validate the model. Rating agency and industry research reports as well as defaults and deferrals on individual securities are reviewed and incorporated into the calculations.

Impaired Loans:
At the time a loan is considered impaired, it is valued at the lower of cost or fair value. Impaired loans carried at fair value generally receive specific allocations of the allowance for loan losses. For collateral dependent loans, fair value is commonly based on recent real estate appraisals. These appraisals may
utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level
3
classification of the inputs for determining fair value. Non-real estate collateral may
be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level
3
fair value classification. Impaired loans are evaluated on a quarterly basis for additional impairment and adjusted accordingly.

Other Real Estate Owned:
Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. Fair value is commonly based on recent real estate appraisals. These appraisals may
utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level
3
classification of the inputs for determining fair value.

Appraisals for both collateral-dependent impaired loans and other real estate owned are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by the Company. Once received, a member of management reviews the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparison with management’s own assumptions of fair value based on factors that include recent market data or industry-wide statistics. On an as-needed basis, the Company reviews the fair value of collateral, taking into consideration current market data, as well as all selling costs that typically approximate
10%.

Assets and Liabilities Measured on a Recurring Basis
Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2016, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government sponsored entity securities	----	$10,544	----
Agency mortgage-backed securities, residential	----	85,946	----

	Fair Value Measurements at December 31, 2015, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government sponsored entity securities	----	$8,965	----
Agency mortgage-backed securities, residential	----	82,686	----

There were no transfers between Level
1
and Level
2
during
2016
or
2015.

Assets and Liabilities Measured on a Nonrecurring Basis
Assets and liabilities measured at fair value on a nonrecurring basis are summarized below:

	Fair Value Measurements at December 31, 2016, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans:
Commercial real estate:
Owner-occupied	----	----	$3,536
Nonowner-occupied	----	----	1,985
Commercial and industrial	----	----	298

Other real estate owned:
Commercial real estate:
Construction	----	----	754

	Fair Value Measurements at December 31, 2015, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans:
Commercial real estate:
Nonowner-occupied	----	----	$2,473
Commercial and industrial	----	----	3,779

Other real estate owned:
Commercial real estate:
Construction	----	----	1,147

At
December
31,
2016,
the recorded investment of impaired loans measured for impairment using the fair value of collateral for collateral-dependent loans totaled
$8,732,
with a corresponding valuation allowance of
$2,913,
resulting in an increase of
$2,509
in provision expense during the year ended
December
31,
2016,
with no corresponding charge-offs recognized. At
December
31,
2015,
the recorded investment of impaired loans measured for impairment using the fair value of collateral for collateral-dependent loans totaled
$7,811,
with a corresponding valuation allowance of
$1,559,
resulting in an increase of
$741
in provision expense during the year ended
December
31,
2015,
with
$1,422
in additional charge-offs recognized.

Other real estate owned that was measured at fair value less costs to sell at
December
31,
2016
had a net carrying amount of
$754,
which is made up of the outstanding balance of
$2,217,
net of a valuation allowance of
$1,463
at
December
31,
2016.
There were
$393
in corresponding write-downs during
2016.
Other real estate owned that was measured at fair value less costs to sell at
December
31,
2015
had a net carrying amount of
$1,147,
which is made up of the outstanding balance of
$2,217,
net of a valuation allowance of
$1,070
at
December
31,
2015.
There were
no
corresponding write-downs during
2015.

The following table presents quantitative information about Level
3
fair value measurements for financial instruments measured at fair value on a non-recurring basis at
December
31,
2016
and
December
31,
2015:

December 31, 2016	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range			(Weighted Average)
Impaired loans:
Commercial real estate:
Owner-occupied	$3,536	Sales approach	Adjustment to comparables	0%	to	65%	13.7%
		Cost approach	Adjustment to comparables	0%	to	29.5%	14.8%
Nonowner-occupied	1,985	Sales approach	Adjustment to comparables	0%	to	250%	58.6%
Commercial and industrial	298	Sales approach	Adjustment to comparables	0.9%	to	9.7%	5.2%

Other real estate owned:
Commercial real estate:
Construction	754	Sales approach	Adjustment to comparables	0%	to	30%	11.7%

December 31, 2015	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range			(Weighted Average)
Impaired loans:
Commercial real estate:
Nonowner-occupied	$2,473	Sales approach	Adjustment to comparables	0%	to	12.5%	5.7%
Commercial and industrial	3,779	Sales approach	Adjustment to comparables	0.9%	to	30%	14.3%

Other real estate owned:
Commercial real estate:
Construction	1,147	Sales approach	Adjustment to comparables	0%	to	35%	15.2%

The carrying amounts and estimated fair values of financial instruments at
December
31,
2016
and
December
31,
2015
are as follows:

		Fair Value Measurements at December 31, 2016 Using:
	Carrying Value	Level 1	Level 2		Level 3		Total
Financial Assets:
Cash and cash equivalents	$40,166	$40,166	$	----	$	----	$40,166
Certificates of deposit in financial institutions	1,670	----		1,670		----	1,670
Securities available for sale	96,490	----		96,490		----	96,490
Securities held to maturity	18,665	----		9,541		9,630	19,171
Restricted investments in bank stocks	7,506	N/A		N/A		N/A	N/A
Loans, net	727,202	----		----		727,079	727,079
Accrued interest receivable	2,315	----		224		2,091	2,315

Financial Liabilities:
Deposits	790,452	209,576		581,340		----	790,916
Other borrowed funds	37,085	----		35,948		----	35,948
Subordinated debentures	8,500	----		5,821		----	5,821
Accrued interest payable	513	4		509		----	513

		Fair Value Measurements at December 31, 2015 Using:
	Carrying Value	Level 1	Level 2		Level 3		Total
Financial Assets:
Cash and cash equivalents	$45,530	$45,530	$	----	$	----	$45,530
Certificates of deposit in financial institutions	1,715	----		1,715		----	1,715
Securities available for sale	91,651	----		91,651		----	91,651
Securities held to maturity	19,903	----		9,814		10,976	20,790
Federal Home Loan Bank and Federal Reserve Bank stock	6,576	N/A		N/A		N/A	N/A
Loans, net	579,104	----		----		582,427	582,427
Accrued interest receivable	1,819	----		224		1,595	1,819

Financial Liabilities:
Deposits	660,746	176,499		484,636		----	661,135
Other borrowed funds	23,946	----		23,672		----	23,672
Subordinated debentures	8,500	----		5,368		----	5,368
Accrued interest payable	449	4		445		----	449

The methods and assumptions, not previously presented, used to estimate fair values are described as follows:

Cash and Cash Equivalents
: The carrying amounts of cash and short-term instruments approximate fair values and are classified as Level
1.

Certificates of deposit in financial institutions
: The carrying amounts of certificates of deposit in financial institutions approximate fair values and are classified as Level
2.

Securities Held to Maturity
:  The fair values for securities held to maturity are determined in the same manner as securities held for sale and discussed earlier in this note.  Level
3
securities consist of nonrated municipal bonds and tax credit (“QZAB”) bonds.

Restricted Investments in
B
ank
S
tock
s
: It is not practical to determine the fair value of Federal Home Loan Bank, Federal Reserve Bank and United Bankers Bank stock due to restrictions placed on its transferability.

Loans
: Fair values of loans are estimated as follows:  The fair value of fixed rate loans is estimated by discounting future cash flows using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality resulting in a Level
3
classification.  For variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values resulting in a Level
3
classification.  Impaired loans are valued at the lower of cost or fair value as described previously. The methods utilized to estimate the fair value of loans do not necessarily represent an exit price.

Deposit Liabilities
: The fair values disclosed for noninterest-bearing deposits are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amount) resulting in a Level
1
classification. The carrying amounts of variable rate, fixed-term money market accounts and certificates of deposit approximate their fair values at the reporting date resulting in a Level
2
classification. Fair values for fixed rate certificates of deposit are estimated using a discounted cash flows calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits resulting in a Level
2
classification.

Other Borrowed Funds
: The carrying values of the Company’s short-term borrowings, generally maturing within ninety
days, approximate their fair values resulting in a Level
2
classification. The fair values of the Company’s long-term borrowings are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level
2
classification.

Subordinated Debentures
: The fair values of the Company’s Subordinated Debentures are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level
2
classification.

Accrued Interest Receivable and Payable
: The carrying amount of accrued interest approximates fair value resulting in a classification that is consistent with the earning assets and interest-bearing liabilities with which it is associated.

Off-balance Sheet Instruments
:  Fair values for off-balance sheet, credit-related financial instruments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing. The fair value of commitments is not material.

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one
time the Company’s entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.